GOING CONCERN (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Going Concern [Line Items]
Working Capital Deficit	$ 108,341	$ 1,600
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 118,786	$ 657